ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER (Details Textual) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 15, 2012 Jeffrey Kang [Member]	Dec. 31, 2012 Shanghai E T To Shanghai Comtech [Member] Honghui Li [Member]	Dec. 31, 2011 Shenzhen Comtech [Member] Honghui Li [Member]	Dec. 31, 2011 Shenzhen Comtech [Member] Huimo Chen [Member]	Dec. 31, 2012 Shenzhen Comtech [Member] Shanghai E T To Shanghai Comtech [Member]	Dec. 31, 2011 Shanghai E T [Member] Honghui Li [Member]	Dec. 31, 2012 Shanghai E T [Member] Shanghai Comtech Electronic Technology [Member]	Dec. 31, 2012 Shanghai E T [Member] Shenzhen Comtech [Member]	Dec. 31, 2011 Shanghai E T [Member] Shenzhen Comtech [Member]
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates	$ 78,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			99.00%	1.00%		5.00%			95.00%
Percentage Of Variable Interest Entity Ownership Interest Transferred		5.00%			76.00%		81.00%	19.00%